FEDERATED KAUFMANN FUND
(A Portfolio of Federated Equity Funds)
Class A Shares
Class B Shares
Class C Shares
Class K Shares
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Supplement to the Statement of Additional Information dated April 23, 2001


     Please replace the language under "Principal Occupations for Past Five Years" for Trustee Nicholas Constantakis in the "Who Manages and Provides Services to the Fund?" section, on page 11 of the Statement of Additional Information, with the following:

     "Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC."


     Please  replace the number  under "Total  Compensation  From Trust and Fund
Complex" for Trustee Nicholas Constantakis in the "Who Manages and Provides Services to the Fund?" section, on page 11 of the Statement of Additional Information, with the following:

     "$126, 923. 53"


                                                            May 23, 2001












Cusip 314172677
Cusip 314172669
Cusip 314172651
Cusip 314172644
G00049-20 (05/01)